Average Annual Total Returns - Hartford Municipal Opportunities ETF	Hartford Municipal Opportunities ETF Return Before Taxes 1 Year	Hartford Municipal Opportunities ETF Return Before Taxes Since Inception 12/13/17	Hartford Municipal Opportunities ETF After Taxes on Distributions 1 Year	Hartford Municipal Opportunities ETF After Taxes on Distributions Since Inception 12/13/17	Hartford Municipal Opportunities ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Municipal Opportunities ETF After Taxes on Distributions and Sale of Fund Shares Since Inception 12/13/17	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) Since Inception 12/13/17
Total	7.87%	4.73%	7.70%	4.61%	5.73%	4.10%	6.44%	3.91%